SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


April 30, 2010


VIA EDGAR

Michael Kosoff
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   SBL Fund (File Nos. 2-59353 and 811-02753)

Dear Mr. Kosoff:

We wish to respond by this letter to comments of the U.S. Securities and Exchange Commission ("SEC") staff on the most recent Post-Effective Amendment to the registration statement filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 ("1933 Act") on February 12, 2010 (the "Registration Statement") by SBL Fund (the "Registrant"). The SEC staff's comments were conveyed by Michael Kosoff of the SEC Division of Investment Management via email and telephone conference with Julien Bourgeois and Matthew Curtin of Dechert LLP on March 22, 2010. A summary of the SEC staff's comments, followed by the responses of the Registrant, is set forth below.


I.       GENERAL PROSPECTUS COMMENTS

1. COMMENT: In the Fees and Expenses of the Series section, for the Series that invest in ETFs and other investment vehicles, please confirm supplementally that the Series do not have any acquired fund fees and expenses in excess of one basis point as per Form N-1A, Item 3, Instruction 3(f)(i).
         RESPONSE: The Registrant confirms that Series that do not include the acquired fund fees and expenses line item in the Annual Operating Expenses table have not incurred acquired fund fees and expenses in excess of one basis point.

2. COMMENT: In the Fees and Expenses of the Series section, for the Series that have a fee waiver, please revise footnote 1 to omit the last sentence of the footnote as it is not specifically required or permitted by the form. Also, in the first sentence of the footnote, please remove the phrase "for each class of shares" as such disclosure adds no value and will only confuse a shareholder.
         RESPONSE: The phrase "for each class of shares" has been deleted from the first sentence of the footnote for Series disclosing the fee waiver in response to the staff's comment.

         Instruction 3(e) to Item 3 requires the disclosure of "the period for which the expense reimbursement or fee waiver arrangement is expected to continue, including the expected termination date, and briefly describe who can terminate the arrangement." Consistent with this requirement, the last sentence of the footnote discloses the



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


         termination provisions of the fee waiver. Accordingly, no additional changes have been made in response to this comment.

3. COMMENT: In the Fees and Expenses of the Series section, for the Series that have a fee waiver arrangement reflected in the fee table, please confirm supplementally that the fee waiver is only reflected in the example for the term of the waiver as per Item 3, Instruction 4(a) of Form N-1A.
         RESPONSE: The Registrant confirms that any applicable fee waiver arrangement is reflected in the expense example in accordance with the requirements of Instruction 4(a) to Item 3.

4. COMMENT: In the Principal Risks section, please consider removing the first sentence of the Principal Risks disclosure (except with regard to the Money Market Portfolio), because, although accurate, this language (as provided for in the Form) is intended solely for money market funds.
         RESPONSE: The disclosure has been revised in response to the staff's comment

5. COMMENT: For certain of the Series, the Principal Investment Strategies section of the prospectus describes investments in fixed income securities. Please either remove this disclosure from the Principal Investment Strategies section or include the corresponding risks (interest rate risk and credit risk) in the Principal Risks section.
         RESPONSE:  Changes have been made in response to this comment.

6. COMMENT: In the Principal Risks section, many Series include Overweighting Risk in their Principal Risks disclosure (e.g., Series
         Y). Please either remove this disclosure from the Principal Risks section or include such strategies in the Principal Investment Strategies section which would make overweighting likely.
         RESPONSE:  Changes have been made in response to this comment.

7. COMMENT: Several Series list derivatives as a principal strategy, but do not completely summarize the risks associated with that strategy in the Principal Risks section, i.e., liquidity risk and counterparty risk. See, e.g., Series A, B and D. Please note in this regard that identifying a risk is not summarizing that risk. Please revise these prospectuses accordingly.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

8. COMMENT: Several Series list convertible securities as a strategy but do not summarize the risks associated with this strategy in the Principal Risks section. See, e.g., Series N. Please revise these prospectuses accordingly.
         RESPONSE:  Changes have been made in response to this comment.

9. COMMENT: In the Performance Information section, if applicable, please include a statement explaining that updated performance information is available and provide a



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


         web site address and/or toll-free (or collect) telephone number where the updated information may be obtained.

         RESPONSE: Updated performance information is not available via a web site or telephone number. Thus, no changes have been made in response to this comment.

II.      SERIES A

10. COMMENT: Please revise the second paragraph of the Principal Investment Strategies section so that the term "Investment Manager" is defined the first time such a term is used.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

11. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series. (Note: this is not an index fund and only mentions an index for purpose of showing a capitalization range.)
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

III.     SERIES B

12. COMMENT: The disclosure in the Principal Risks section includes the risk of investing in preferred stock. Please either remove this disclosure from the Principal Risks section or include such investments in the Principal Investment Strategies section of the prospectus.
         RESPONSE: Disclosure regarding preferred stock has been added to the Principal Investment Strategies section in response to the staff's comment

13. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

IV.      SERIES C

14. COMMENT: Please remove the reference to Appendix A from the Principal Investment Strategies section as this disclosure does not describe a principal strategy of the Series.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

15. COMMENT: The Principal Investment Strategies section states that the Series does not try to maintain a $1.00 NAV, but the Principal Risks section says the Series does try to maintain a $1.00 NAV. Please resolve this inconsistency.
         RESPONSE: The Principal Risks disclosure for the Series has been revised in response to the staff's comment to clarify that the Series does not try to maintain a $1.00 NAV.

V.       SERIES D



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


16. COMMENT: Please briefly describe the concept of "alpha" as a layperson is not likely to know the meaning of such a term.
         RESPONSE: The disclosure has been clarified in response to the staff's comment.

17. COMMENT: The disclosure in the Principal Risks section includes the risk of investing in preferred stock. Please either remove this disclosure from the Principal Risks section or include such investments in the Principal Investment Strategies section of the prospectus.
         RESPONSE: Disclosure regarding preferred stock has been added to the Principal Investment Strategies section for the Series in response to the staff's comment

VI.      SERIES E

18. COMMENT: Please revise the last paragraph of the Principal Investment Strategies section as the Series already invests in most of those asset classes.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

19. COMMENT: The disclosure in the Principal Risks section includes the risk of investing in restricted securities. Please either remove this disclosure from the Principal Risks section or include such investments in the Principal Investment Strategies section of the prospectus.
         RESPONSE: Disclosure regarding restricted securities has been added to the Principal Investment Strategies section for the Series in response to the staff's comment.

VII.     SERIES N

20. COMMENT: Please remove the second sentence of the second paragraph of the Principal Investment Strategies section as this disclosure is not permitted or required by the Form.
         RESPONSE: The sentence highlighted in the comment corresponds to a principal investment strategy (for example, the Series may invest more than 5% of its assets in small- and medium-sized companies). Thus, the disclosure remains unchanged.

21. COMMENT: The disclosure in the Principal Risks section includes the risk of investing in equity derivatives. It appears from the disclosure in the Principal Investment Strategies section that the Series also invests in derivatives related to debt instruments. Please either remove this disclosure from the Principal Investment Strategies section or include the risks of such debt related derivatives in the Principal Risks section of the prospectus. Please also clarify how currency-based derivatives are categorized.
         RESPONSE: Changes have been made in response to this comment. The Registrant has included a discussion of the risks related to credit derivative transactions risk in the Principal Risks section for the Series.

22. COMMENT: The average annual total returns table provides a description of the additional index, despite the fact that such footnotes are not required or permitted by the Item. Instruction 2(b) to Item 4 requires disclosure of information about the additional



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


         index in the narrative explanation accompanying the bar chart. Therefore, please move the disclosure and state that the information shows how the Series' performance compares with the returns of a group of indices with similar investment characteristics.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

VIII.    SERIES O


23. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

IX.      SERIES P

24. COMMENT: Please remove the third paragraph of the Principal Investment Strategies section as this disclosure is not a principal strategy and is not specifically required or permitted by the form.
         RESPONSE:The disclosure has been revised in response to the staff's comment.

X.       SERIES Q

25. COMMENT: The Principal Investment Strategies section includes the phrase "Series Q is subject to the risks associated with investing in small capitalization companies". This disclosure is not a principal strategy and should be removed from this section of the prospectus as it is not specifically permitted or required by the form.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

26. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

27. COMMENT: Please explain the reason(s) for the selection of a different index as per Item 4(b)(2), Instruction 2(b) of Form N-1A.
         RESPONSE: The Series changed its benchmark index effective February 6, 2009 and disclosed the new and prior benchmarks in its prospectus dated May 1, 2009. Accordingly, because the Series has not selected an index that is different from the index used in the table during the immediately preceding period, no additional disclosure is required by Instruction 2(b) to Item 4(2)(2) of Form N-1A.

XI.      SERIES V



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


28. COMMENT: The Principal Investment Strategies section includes the phrase "The Series is subject to the risks associated with investing in small capitalization companies". This disclosure is not a principal strategy and should be removed from this section of the prospectus as it is not specifically permitted or required by the form.
         RESPONSE: The disclosure has been revised in response to the staff's comment

29. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

XII.     SERIES X

30.      COMMENT: Please revise the fee table as the fees are not accurate.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

31. COMMENT: The Principal Investment Strategies section includes the phrase "The Series is therefore subject to the risks associated with investing in small capitalization companies". This disclosure is not a principal strategy and should be removed from this section of the prospectus as it is not specifically permitted or required by the form.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

32. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE:The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

XIII.    SERIES Y

33. COMMENT: Please remove or explain supplementally how index risk is a principal risk of investing in the Series.
         RESPONSE: The discussion of index risk has been deleted from the Principal Risks section for the Series in response to the staff's comment.

XIV.     SERIES Z

34. COMMENT: Please remove the second sentence of the second paragraph and the next to last paragraph of the Principal Investment Strategies section as each does not describe a strategy of investing in the Series and is not specifically required or permitted by the form.
         RESPONSE: The Registrant has removed the second sentence of the second paragraph and has revised the next to last paragraph of the Principal Investment Strategies section for the Series.

35. COMMENT: Please consider reducing the length of the Principal Investment Strategies disclosure as it is supposed to be a summary. In addition, please revise the



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


         paragraphs into more manageable sentences. (e.g., the first paragraph is one very long sentence.)
         RESPONSE: The Registrant has reviewed the Principal Investment Strategies section and has made revisions to improve clarity and, where appropriate, reduce the length of the disclosure.

XV.      ADDITIONAL PROSPECTUS COMMENTS

36. COMMENT: In the Investment Manager section, please describe how the reimbursement operates (i.e., reimbursement will only take place when operating expenses are below the expense limit and will not cause the expenses to exceed the limit.)
         RESPONSE: The disclosure has been revised in response to the staff's comment.

37. COMMENT: In the Investment Manager section, please include disclosure responsive to Item 10(a)(1)(ii) of Form N-1A.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

38. COMMENT: In the Purchases and Redemptions of Shares section, please confirm that the second paragraph of this section is applicable to insurance product funds.
         RESPONSE: Consistent with Section 817 of the Internal Revenue Code and Treasury Regulation 1-817.5 thereunder, an insurance-dedicated fund, such as the Registrant, may sell shares to certain qualified retirement plans. Accordingly, the Registrant has revised the second paragraph of the Purchases and Redemption of Shares section to clarify that this information is applicable to an investor purchasing shares through a qualified retirement plan.

39. COMMENT: The Investment Policies and Management Practices section appears to discuss the principal investment strategies summarized in the summary section. However, it includes a discussion of at least one strategy, i.e., Hard Assets, that does not appear to be included in the summary for a Series. Please revise the prospectus to make clear that this is a discussion of principal strategies. If the section includes a discussion of any strategies that are not principal strategies, please revise the section to segregate principal strategies from non-principal strategies.
         RESPONSE: The Registrant has adjusted the format of the Registration Statement and the disclosure in the Investment Policies and Management Practices section has been consolidated into other sections of the Registration Statement.

XVI.     STATEMENT OF ADDITIONAL INFORMATION

40. COMMENT: In the What is SBL Fund? section, please include Series B as a non-diversified series
         RESPONSE: The disclosure has been revised in response to the staff's comment.

41. COMMENT: In the Disclosure of Portfolio Holdings section, for each person/entity which received portfolio holdings disclosure, please disclose the frequency with which



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


         information about portfolio securities is disclosed, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed as per Item 16(f)(2) of Form N-1A.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

42. COMMENT: In the Disclosure of Portfolio Holdings section, please provide the location on the Fund's website where either the information or a prominent hyperlink (or Series of prominent hyperlinks) to the information will be available as per Item 16(f), Instruction 3(b) of Form N-1A. (Note, www.securitybenefit.com does not meet such requirements.)
         RESPONSE: The disclosure has been revised in response to the staff's comment.

43. COMMENT: In the Portfolio Managers section, for Security Investors, LLC, please provide a more detailed description of the pre-established goals for individual awards as the form requires the registrant to describe with specificity the criteria on which that type of compensation is based as per Item 20(b) of Form N-1A.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

44. COMMENT: In the Portfolio Managers section, for Security Investors, LLC, please describe with specificity the criteria on which the annual incentive award type of compensation for the portfolio manager is based as per Item 20(b) of Form N-1A.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

45. COMMENT: In the Portfolio Managers section, for Northern Trust Investments, please resolve the inconsistency in the portfolio manager compensation disclosure. The disclosure first states that investment performance is a factor then later says investment performance is not a factor.
         RESPONSE: The disclosure has been revised in response to the staff's comment.

46. COMMENT: In the Proxy Voting section, for Mainstream, please describe the proxy voting policies and procedures in greater detail. If the sub-adviser is going to defer to the policy of another entity (Glass Lewis), then please describe that entity's proxy voting policies and guidelines. Please also make it clear that what appears to be the second paragraph of Mainstream's disclosure is actually applicable to all advisers.
         RESPONSE: Pursuant to Instruction 1 of Item 17(f) of Form N-1A, the Registrant has included a copy of Mainstream's proxy voting policies and procedures in an appendix to the statement of additional information. The Registrant also confirms that the final paragraph of the Proxy Voting section is applicable to all advisers.

47. COMMENT: Please be sure to revise the SAI to reflect the Proxy Disclosure Enhancements updates to Form N-1A. See Securities Act Release No. 9089 (Dec. 16, 2009).
         RESPONSE: The disclosure has been revised to reflect the applicable requirements of the SEC's Proxy Disclosure Enhancements release.

XVII.     GENERAL COMMENT



Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332

                             SGI | SECURITY GLOBAL
                                 |  INVESTORS(SM)


48.       COMMENT: Please include the standard Tandy representation language.
          RESPONSE:  The Registrant makes the following representations:

               o the Registrant is responsible for the adequacy and accuracy of the disclosure in the filings;

               o SEC staff comments or changes to disclosure in response to SEC staff comments in the filings reviewed by the SEC staff do not foreclose the SEC from taking any action with respect to the filing; and

               o the Registrant may not assert SEC staff comments as a defense in any proceeding initiated by the SEC or any other person under the federal securities laws.


                                      * * *


Please call Julien Bourgeois at Dechert LLP at 202.261.3451 with any questions or comments regarding this letter, or if he may assist you in any way.


Very truly yours,

CHRISTOPHER SWICKARD

Christopher Swickard
Assistant Secretary
Security Investors, LLC




Security Global Investors(SM) is the investment advisory arm of Security Benefit Corporation (Security Benefit). Security Global Investors consists of Security Global Investors, LLC, Security Investors, LLC and Rydex Investments. Rydex investments is the primary business name for PADCO Advisors, Inc. and PADCO Advisors II, Inc. Security Global investors and Rydex Investments are affiliates and are both subsidiaries of Security Benefit.

          9601 BLACKWELL ROAD, SUITE 500 | ROCKVILLE, MARYLAND 20850 |
                      WWW.SG-INVESTORS.COM | P 800.258.4332